                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                PROSPECTUSES DATED MAY 1, 2010 AND MAY 1, 2009

This supplements the prospectuses dated May 1, 2010 for the Series C and Class C products issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company, and the prospectus dated May 1, 2009 for the Class C product issued by MetLife Investors Insurance Company (together with MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company, the "Companies").

Effective as of March 19, 2002 (October 31, 2002 for First MetLife Investors Insurance Company), the Companies suspended any allocations and/or transfers to the Fixed Account under the Series C and Class C contracts during the accumulation phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on account values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                                                 Series/Class C
                                                                     SUPP-FXC10

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated May 1, 2009 (as supplemented) for the Class C variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. THE ANNUITY CONTRACT AND DEATH BENEFIT

In "THE ANNUITY CONTRACT" section of the prospectus, replace the paragraph immediately above the "Market Timing" heading with the following:

    Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits --Guaranteed Withdrawal Benefits").

In the "DEATH BENEFIT" section, add the paragraph above as the last paragraph of the "Spousal Continuation" section.

2. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

    Platform 1
    ----------
    Fixed Account
    American Funds Bond Portfolio
    Barclays Capital Aggregate Bond Index Portfolio
    BlackRock Money Market Portfolio
    PIMCO Inflation Protected Bond Portfolio
    PIMCO Total Return Portfolio
    Western Asset Management U.S. Government Portfolio


                                                                    SUPP-MOC510

             Platform 2
             ----------
             American Funds Balanced Allocation Portfolio
             American Funds Growth Allocation Portfolio
             American Funds Growth Portfolio
             American Funds International Portfolio
             American Funds Moderate Allocation Portfolio
             BlackRock High Yield Portfolio
             Davis Venture Value Portfolio
             Harris Oakmark International Portfolio
             Janus Forty Portfolio
             Jennison Growth Portfolio
             Legg Mason ClearBridge Aggressive Growth Portfolio
             Legg Mason Value Equity Portfolio
             Loomis Sayles Global Markets Portfolio
             Lord Abbett Bond Debenture Portfolio
             Lord Abbett Growth and Income Portfolio
             Met/Franklin Mutual Shares Portfolio
             Met/Franklin Templeton Founding Strategy Portfolio
             MetLife Aggressive Strategy Portfolio
             MetLife Balanced Strategy Portfolio
             MetLife Defensive Strategy Portfolio
             MetLife Growth Strategy Portfolio
             MetLife Moderate Strategy Portfolio
             MetLife Stock Index Portfolio
             MFS(R) Research International Portfolio
             Morgan Stanley EAFE(R) Index Portfolio
             Pioneer Fund Portfolio
             Pioneer Strategic Income Portfolio
             Rainier Large Cap Equity Portfolio
             SSgA Growth and Income ETF Portfolio
             SSgA Growth ETF Portfolio
             Van Kampen Comstock Portfolio

             Platform 3
             ----------
             Goldman Sachs Mid Cap Value Portfolio
             Lazard Mid Cap Portfolio
             Lord Abbett Mid Cap Value Portfolio
             Met/Artisan Mid Cap Value Portfolio
             MetLife Mid Cap Stock Index Portfolio
             T. Rowe Price Mid Cap Growth Portfolio
             Turner Mid Cap Growth Portfolio

             Platform 4
             ----------
             Clarion Global Real Estate Portfolio
             Invesco Small Cap Growth Portfolio
             Met/Dimensional International Small Company Portfolio
             Met/Eaton Vance Floating Rate Portfolio

    Met/Templeton International Bond Portfolio
    MFS(R) Emerging Markets Equity Portfolio
    RCM Technology Portfolio
    Russell 2000(R) Index Portfolio
    Third Avenue Small Cap Value Portfolio
    Van Eck Global Natural Resources Portfolio

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," add the following after the "Rebalancing" section:

    SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire account value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.

    EXAMPLE:

        Your account value is $100,000 and allocated 70% to the Lord Abbett Growth and Income Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent purchase payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire account value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "Met Investors Series Trust (Class B or, as noted, Class C)" through "Met Investors Series Trust - SSgA ETF Portfolios (Class B)" with the following:

    MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

    Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

        American Funds Bond Portfolio (Class C)
        American Funds Growth Portfolio (Class C)
        American Funds International Portfolio (Class C)

        BlackRock High Yield Portfolio
        Clarion Global Real Estate Portfolio
        Goldman Sachs Mid Cap Value Portfolio
        Harris Oakmark International Portfolio
        Invesco Small Cap Growth Portfolio (formerly Met/AIM Small Cap Growth
          Portfolio)
        Janus Forty Portfolio
        Lazard Mid Cap Portfolio
        Legg Mason ClearBridge Aggressive Growth Portfolio (formerly Legg Mason
          Partners Aggressive Growth Portfolio)
        Legg Mason Value Equity Portfolio
        Loomis Sayles Global Markets Portfolio
        Lord Abbett Bond Debenture Portfolio
        Lord Abbett Growth and Income Portfolio
        Lord Abbett Mid Cap Value Portfolio
        Met/Eaton Vance Floating Rate Portfolio
        Met/Franklin Mutual Shares Portfolio
        Met/Templeton International Bond Portfolio*
        MFS(R) Emerging Markets Equity Portfolio
        MFS(R) Research International Portfolio
        PIMCO Inflation Protected Bond Portfolio
        PIMCO Total Return Portfolio
        Pioneer Fund Portfolio
        Pioneer Strategic Income Portfolio (Class E)
        Rainier Large Cap Equity Portfolio
        RCM Technology Portfolio
        T. Rowe Price Mid Cap Growth Portfolio
        Third Avenue Small Cap Value Portfolio
        Turner Mid Cap Growth Portfolio
        Van Kampen Comstock Portfolio

         * This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

    METROPOLITAN SERIES FUND, INC.

    Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        Barclays Capital Aggregate Bond Index Portfolio (Class G)
        BlackRock Money Market Portfolio (Class B)
        Davis Venture Value Portfolio (Class E)
        Jennison Growth Portfolio (Class B)
        Met/Artisan Mid Cap Value Portfolio (Class B)
        Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
        MetLife Stock Index Portfolio (Class B)
        Morgan Stanley EAFE(R) Index Portfolio (Class G)
        Russell 2000(R) Index Portfolio (Class G)
        Van Eck Global Natural Resources Portfolio (Class B)*
        Western Asset Management U.S. Government Portfolio (Class B)

         * This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

    MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

        MetLife Defensive Strategy Portfolio
        MetLife Moderate Strategy Portfolio
        MetLife Balanced Strategy Portfolio
        MetLife Growth Strategy Portfolio
        MetLife Aggressive Strategy Portfolio

    MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS C)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:

        American Funds Moderate Allocation Portfolio
        American Funds Balanced Allocation Portfolio
        American Funds Growth Allocation Portfolio

    MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

    In addition to the portfolios listed above under Met Investors Series
    Trust, the following Class B portfolio is also available under the contract:

        Met/Franklin Templeton Founding Strategy Portfolio

    MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

        SSgA Growth and Income ETF Portfolio
        SSgA Growth ETF Portfolio

In the second paragraph of the "Market Timing" section, replace the list of Monitored Portfolios with the following:

    the American Funds International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/Dimensional International Small Company, Met/Templeton International Bond, MFS(R) Emerging Markets Equity, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Pioneer Strategic Income, Russell 2000(R) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios

In the "Dollar Cost Averaging Program" section, add the following to the end of the third paragraph:

    However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

4. LIVING BENEFITS

In the "LIVING BENEFITS" section, under "Description of GMIB Plus II - Terminating the GMIB Plus II Rider," replace item (g) with the following:

    (g) The date you assign your contract.

Add the following paragraph after item (g):

    Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.

Under "Description of the Lifetime Withdrawal Guarantee II," change all references to when the 6% Withdrawal Rate applies to the following:

    The Withdrawal Rate is 6% if you take your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older.

For this purpose, a "contract year" is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.

Under "Description of the Lifetime Withdrawal Guarantee II - Termination of the Lifetime Withdrawal Guarantee II Rider," replace item (8) with the following:

    (8) The date you assign your contract (a pro rata portion of the rider charge will be assessed).

Add the following paragraph after item (8):

    Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.

5. DEATH BENEFIT

In the "DEATH BENEFIT" section, under "Optional Death Benefit - Enhanced Death Benefit - Termination of the Enhanced Death Benefit" replace item e) with the following:

    e) The date you assign your contract.

Add the following paragraph after item g):

    Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under
    Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.

In the "DEATH BENEFIT" section, under "Spousal Continuation," add the following to the end of the second paragraph:

    If the contract includes both the GMIB Plus II and Enhanced Death Benefit riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.

6. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, replace the fourth paragraph under the "Other Tax Issues" heading with the following:

    You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

7. OTHER INFORMATION

In the "OTHER INFORMATION" section, replace the first paragraph under the "Distributor" heading with the following:

    We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

8. APPENDIX A

At the end of Appendix A, replace the "Discontinued Investment Portfolios" paragraph with the following:

    DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolio is no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Met Investors Series Trust:
    Oppenheimer Capital Appreciation Portfolio (Class B) (closed effective November 12, 2007).

9. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

10. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                Telephone: 800-343-8496
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                  ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                                                    FUND    ANNUAL     EXPENSE    ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                                ---------- ------------- -------- -------- --------- ----------- ---------
MET INVESTORS SERIES TRUST
   American Funds Bond Portfolio                   0.00%       0.55%       0.14%    0.39%    1.08%      0.04%      1.04%
   American Funds Growth Portfolio                 0.00%       0.55%       0.10%    0.35%    1.00%      0.00%      1.00%
   American Funds International Portfolio          0.00%       0.55%       0.13%    0.54%    1.22%      0.03%      1.19%
   BlackRock High Yield Portfolio                  0.60%       0.25%       0.07%    0.00%    0.92%      0.00%      0.92%
   Clarion Global Real Estate Portfolio            0.64%       0.25%       0.09%    0.00%    0.98%      0.00%      0.98%
   Goldman Sachs Mid Cap Value Portfolio           0.72%       0.25%       0.05%    0.00%    1.02%      0.00%      1.02%
   Harris Oakmark International Portfolio          0.79%       0.25%       0.05%    0.00%    1.09%      0.00%      1.09%
   Invesco Small Cap Growth Portfolio              0.86%       0.25%       0.04%    0.00%    1.15%      0.00%      1.15%
   Janus Forty Portfolio                           0.64%       0.25%       0.04%    0.00%    0.93%      0.00%      0.93%
   Lazard Mid Cap Portfolio                        0.70%       0.25%       0.04%    0.00%    0.99%      0.00%      0.99%
   Legg Mason ClearBridge Aggressive Growth
     Portfolio                                     0.64%       0.25%       0.03%    0.00%    0.92%      0.00%      0.92%
   Legg Mason Value Equity Portfolio               0.64%       0.25%       0.07%    0.00%    0.96%      0.00%      0.96%
   Loomis Sayles Global Markets Portfolio          0.69%       0.25%       0.07%    0.00%    1.01%      0.00%      1.01%
   Lord Abbett Bond Debenture Portfolio            0.51%       0.25%       0.04%    0.00%    0.80%      0.00%      0.80%
   Lord Abbett Growth and Income Portfolio         0.53%       0.25%       0.03%    0.00%    0.81%      0.00%      0.81%
   Lord Abbett Mid Cap Value Portfolio             0.68%       0.25%       0.08%    0.00%    1.01%      0.00%      1.01%
   Met/Eaton Vance Floating Rate Portfolio(1)      0.61%       0.25%       0.16%    0.00%    1.02%      0.00%      1.02%
   Met/Franklin Mutual Shares Portfolio            0.80%       0.25%       0.10%    0.00%    1.15%      0.00%      1.15%
   Met/Templeton International Bond Portfolio      0.60%       0.25%       0.13%    0.00%    0.98%      0.00%      0.98%
   MFS (R) Emerging Markets Equity Portfolio       0.99%       0.25%       0.18%    0.00%    1.42%      0.00%      1.42%
   MFS (R) Research International Portfolio        0.71%       0.25%       0.10%    0.00%    1.06%      0.00%      1.06%
   PIMCO Inflation Protected Bond Portfolio        0.48%       0.25%       0.05%    0.00%    0.78%      0.00%      0.78%
   PIMCO Total Return Portfolio                    0.48%       0.25%       0.04%    0.00%    0.77%      0.00%      0.77%
   Pioneer Fund Portfolio                          0.66%       0.25%       0.08%    0.00%    0.99%      0.00%      0.99%
   Pioneer Strategic Income Portfolio              0.60%       0.15%       0.06%    0.00%    0.81%      0.00%      0.81%
   Rainier Large Cap Equity Portfolio              0.67%       0.25%       0.03%    0.00%    0.95%      0.00%      0.95%
   RCM Technology Portfolio                        0.88%       0.25%       0.08%    0.00%    1.21%      0.00%      1.21%
   T. Rowe Price Mid Cap Growth Portfolio          0.75%       0.25%       0.04%    0.00%    1.04%      0.00%      1.04%
   Third Avenue Small Cap Value Portfolio          0.74%       0.25%       0.04%    0.00%    1.03%      0.00%      1.03%
   Turner Mid Cap Growth Portfolio                 0.79%       0.25%       0.05%    0.00%    1.09%      0.00%      1.09%
   Van Kampen Comstock Portfolio                   0.61%       0.25%       0.03%    0.00%    0.89%      0.00%      0.89%

                                                                                  ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                                                    FUND    ANNUAL     EXPENSE    ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                                ---------- ------------- -------- -------- --------- ----------- ---------
METROPOLITAN SERIES FUND, INC.
   Barclays Capital Aggregate Bond Index
     Portfolio                                     0.25%       0.30%       0.05%    0.00%    0.60%      0.01%      0.59%
   BlackRock Money Market Portfolio(2)(3)          0.32%       0.25%       0.02%    0.00%    0.59%      0.01%      0.58%
   Davis Venture Value Portfolio                   0.71%       0.15%       0.03%    0.00%    0.89%      0.05%      0.84%
   Jennison Growth Portfolio                       0.62%       0.25%       0.04%    0.00%    0.91%      0.04%      0.87%
   Met/Artisan Mid Cap Value Portfolio(4)          0.82%       0.25%       0.05%    0.00%    1.12%      0.00%      1.12%
   Met/Dimensional International Small Company
     Portfolio                                     0.81%       0.25%       0.19%    0.00%    1.25%      0.00%      1.25%
   MetLife Mid Cap Stock Index Portfolio           0.25%       0.30%       0.10%    0.01%    0.66%      0.01%      0.65%
   MetLife Stock Index Portfolio                   0.25%       0.25%       0.03%    0.00%    0.53%      0.01%      0.52%
   Morgan Stanley EAFE (R) Index Portfolio         0.30%       0.30%       0.14%    0.01%    0.75%      0.01%      0.74%
   Russell 2000 (R) Index Portfolio                0.25%       0.30%       0.10%    0.00%    0.65%      0.01%      0.64%
   Van Eck Global Natural Resources Portfolio      0.79%       0.25%       0.06%    0.02%    1.12%      0.00%      1.12%
   Western Asset Management U.S. Government
     Portfolio                                     0.48%       0.25%       0.04%    0.00%    0.77%      0.01%      0.76%
MET INVESTORS SERIES TRUST - METLIFE ASSET
  ALLOCATION PROGRAM
   MetLife Defensive Strategy Portfolio(5)         0.07%       0.25%       0.03%    0.56%    0.91%      0.00%      0.91%
   MetLife Moderate Strategy Portfolio(5)          0.07%       0.25%       0.00%    0.65%    0.97%      0.00%      0.97%
   MetLife Balanced Strategy Portfolio(5)          0.06%       0.25%       0.00%    0.66%    0.97%      0.00%      0.97%
   MetLife Growth Strategy Portfolio(5)            0.06%       0.25%       0.00%    0.73%    1.04%      0.00%      1.04%
   MetLife Aggressive Strategy Portfolio(5)        0.10%       0.25%       0.02%    0.73%    1.10%      0.02%      1.08%
MET INVESTORS SERIES TRUST - AMERICAN FUNDS
  ASSET ALLOCATION PORTFOLIOS
   American Funds Moderate Allocation
     Portfolio(4)(6)                               0.09%       0.55%       0.03%    0.39%    1.06%      0.02%      1.04%
   American Funds Balanced Allocation
     Portfolio(4)(6)                               0.08%       0.55%       0.02%    0.39%    1.04%      0.00%      1.04%
   American Funds Growth Allocation
     Portfolio(4)(6)                               0.08%       0.55%       0.02%    0.38%    1.03%      0.00%      1.03%
MET INVESTORS SERIES TRUST - FRANKLIN
  TEMPLETON ASSET ALLOCATION PORTFOLIO
   Met/Franklin Templeton Founding Strategy
     Portfolio(7)                                  0.05%       0.25%       0.03%    0.84%    1.17%      0.03%      1.14%
MET INVESTORS SERIES TRUST - SSGA ETF
  PORTFOLIOS
   SSgA Growth and Income ETF Portfolio(8)         0.33%       0.25%       0.07%    0.21%    0.86%      0.03%      0.83%
   SSgA Growth ETF Portfolio(8)                    0.33%       0.25%       0.10%    0.22%    0.90%      0.03%      0.87%

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended
December 31, 2009.

(1) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2010.
(2) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

(3) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.
(4) Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.
(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (R) . Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
(7) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
(8) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

AMERICAN FUNDS BOND PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds Bond Portfolio seeks to maximize current income and preserve capital.

AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds Growth Portfolio seeks to achieve growth of capital.

AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds International Portfolio seeks to achieve growth of capital.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities, L.P.

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

GOLDMAN SACHS MID CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

INVESCO SMALL CAP GROWTH PORTFOLIO (formerly Met/ AIM Small Cap Growth
Portfolio)

SUBADVISER: Invesco Advisers, Inc. (formerly Invesco Aim Capital Management,
Inc.)

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS FORTY PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason Partners Aggressive Growth Portfolio)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MET/EATON VANCE FLOATING RATE PORTFOLIO

SUBADVISER: Eaton Vance Management

INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO

SUBADVISER: Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.

MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

RAINIER LARGE CAP EQUITY PORTFOLIO

SUBADVISER: Rainier Investment Management, Inc.

INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.

RCM TECHNOLOGY PORTFOLIO

SUBADVISER: RCM Capital Management LLC

INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Artisan Partners Limited Partnership

INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to equal the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

MORGAN STANLEY EAFE(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The Morgan Stanley EAFE(R) Index Portfolio seeks to equal the performance of the MSCI EAFE(R) Index.

RUSSELL 2000(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The Russell 2000(R) Index Portfolio seeks to equal the return of the Russell 2000(R) Index.

VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*

SUBADVISER: Van Eck Associates Corporation

INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.

MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.